Description of Plan (Details Narrative) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual compensation	50.00%
Eligible compensation participant contribution	6.00%
Maximum account balance	50.00%
Maximum loan account balance	$ 50,000
Minimum loan amount	1,000
Forfeited nonvested account balance	39,626	$ 46,891
Employer contributions reduction from forfeited accounts	$ 1,448,997
Minimum [Member]
EBP, Description of Plan [Line Items]
Participant loan, interest rate	3.25%
Maximum [Member]
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%